SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of consolidated statement of financial position $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares
Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant liabilities
Current liabilities	10,164
Total liabilities	51,567
Additional paid-in capital	194,105
Accumulated deficit	(79,794)
Total shareholders’ equity	114,311
Revenue	12,117
Loss from operations	(28,528)
Gain on remeasurement of warrant liabilities
Net loss	(36,675)
Net loss attributable to common shareholder – basic and diluted	$ (46,894)
Basic and diluted earnings per share (in Dollars per share) | $ / shares	$ (4.34)
Net cash used in operating activities	$ (21,961)
Business combination and PIPE financing	77,635
Restated [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant liabilities	19,061
Current liabilities	29,225
Total liabilities	70,628
Additional paid-in capital	164,264
Accumulated deficit	(69,014)
Total shareholders’ equity	95,250
Revenue	12,117
Loss from operations	(28,528)
Gain on remeasurement of warrant liabilities	10,780
Net loss	(25,895)
Net loss attributable to common shareholder – basic and diluted	$ (36,114)
Basic and diluted earnings per share (in Dollars per share) | $ / shares	$ (3.34)
Net cash used in operating activities	$ (21,961)
Business combination and PIPE financing	$ 47,794